TERMINATION PRIORITIES	12 Months Ended
Dec. 31, 2025
EBP 401(k) Plan
EBP, Description of Plan [Line Items]
TERMINATION PRIORITIES	TERMINATION PRIORITIES
The Company has reserved the right by action of the Paramount Skydance Corporation Board of Directors or Administrative Committee to amend or terminate the Plan provided that such action does not retroactively reduce earned participant benefits. In the event of termination of the Plan, participants become fully vested.